Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Unrealized gross amount - Gains	S/ 185,383	S/ 112,215	S/ 14,240
Estimated fair value	18,153,492	14,188,473
Accrued interest	24,277,115	19,072,718
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	16,292,604	12,999,046
Unrealized gross amount - Gains	1,731,704	1,023,694
Unrealized gross amount - Losses	(121,956)	(12,711)
Estimated fair value	17,902,352	14,010,029
Accrued interest	251,140	178,444
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	8,031,775	7,562,985
Unrealized gross amount - Gains	1,046,789	648,601
Unrealized gross amount - Losses	(121,797)	(12,300)
Estimated fair value	S/ 8,956,767	S/ 8,199,286
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.04%	0.71%
Annual effective interest rates - Foreign	0.44%	2.26%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	13.33%	21.76%
Annual effective interest rates - Foreign	10.73%	10.73%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 5,765,074	S/ 3,213,581
Unrealized gross amount - Gains	589,423	330,856
Unrealized gross amount - Losses	(154)	(242)
Estimated fair value	S/ 6,354,343	S/ 3,544,195
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.15%	1.59%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign Bonds of the Republic of Peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.13%	5.31%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 1,279,644	S/ 1,481,962
Unrealized gross amount - Gains	4,087	1,533
Unrealized gross amount - Losses	(5)	(2)
Estimated fair value	S/ 1,283,726	S/ 1,483,493
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.25%	2.15%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.28%	3.04%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 566,915	S/ 626,087
Unrealized gross amount - Gains	79,762	42,153
Unrealized gross amount - Losses	0	(167)
Estimated fair value	S/ 646,677	S/ 668,073
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.58%	2.24%
Annual effective interest rates - Foreign	2.64%	3.61%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.61%	4.14%
Annual effective interest rates - Foreign	4.24%	5.14%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 157,405	S/ 114,431
Unrealized gross amount - Gains	2,454	551
Unrealized gross amount - Losses	0
Estimated fair value	S/ 159,859	S/ 114,982
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	0.25%	2.24%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	1.38%	2.46%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 491,791
Unrealized gross amount - Gains	9,189
Unrealized gross amount - Losses	0
Estimated fair value	S/ 500,980
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	1.04%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	1.79%